SCHEDULE OF ALLOWANCE FOR CREDIT LOSSES (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Balance at beginning of year	¥ 85,733	¥ 70,389	¥ 33,363
Allowance for credit losses	83,001	15,364	37,098
Write-offs		(20)	(72)
Effect of exchange rate difference	(1,100)
Balance at end of year	¥ 167,634	¥ 85,733	¥ 70,389